[UBS LOGO]


2002 TARGET TERM TRUST INC.

SEMIANNUAL REPORT

MAY 31, 2002

2002 TARGET TERM TRUST INC.

                                                                  June 15, 2002

DEAR SHAREHOLDER,

We are pleased to present you with the semiannual report for 2002 Target Term Trust Inc. for the six months ended May 31, 2002.

MARKET REVIEW

During the six-month period covered by this report, the economy has showed renewed signs of strength. As the period began, the memories of September 11th were still fresh, and hopes for a quick economic revival appeared unlikely. However, during the fourth quarter of 2001, the nation's gross domestic product grew at an annualized rate of 1.7%. This was largely due to gains in personal consumption, higher government spending, and an increase in net exports. The government then reported that the economy expanded at a 6.1% rate during the first quarter of 2002.

The Federal Reserve Board (the "Fed") held interest rates steady throughout the period, as it formally shifted its bias from one of weakness to neutrality. As the period drew to a close, economic data gave rise to concerns that the recovery may be somewhat fragile and a rebound may be sluggish. A decline in consumer confidence, falling durable goods orders, poor performance in the stock markets, and high unemployment rates all contributed to the possibility that the U.S. recovery could be more moderate than was initially expected. In a speech to Congress, Fed Chairman Alan Greenspan implied that he wanted to see more robust economic conditions and a rebound in business investment before raising interest rates.

A MODEST GAIN IN THE BOND MARKET

During the six-month period ended May 31, 2002, the overall U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 2.25%. The debt markets gyrated throughout the period, initially falling based on concerns that the Fed would have to raise interest rates sooner rather than later. In January and February 2002, the market rallied as many investors sought "safer havens" in the wake of the Enron debacle and falling stock prices. The debt markets were again weak in March, as positive economic news again led to interest rate concerns. In April, bond prices rose, as it appeared that the Fed was "on hold" for the immediate future. As the period ended, bond prices were mixed-initially falling due to strong economic data, and then rising, as renewed fears over terrorist activity in the U.S. prompted investors to favor bonds over stocks.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                  1

2002 TARGET TERM TRUST INC.

PORTFOLIO REVIEW

AVERAGE ANNUAL TOTAL RETURNS,
PERIODS ENDED 5/31/02
--------------------------------------------------------------
NET ASSET VALUE RETURNS*         TRUST       LIPPER MEDIAN**
--------------------------------------------------------------
6 Months                          2.06%           2.59%
--------------------------------------------------------------
1 Year                            5.45            7.12
--------------------------------------------------------------
5 Years                           5.97            8.03
--------------------------------------------------------------
Since Inception 12/31/92-         6.85            6.44
--------------------------------------------------------------

MARKET PRICE RETURNS*             TRUST        LIPPER MEDIAN**
--------------------------------------------------------------
6 Months                          2.22%         3.04%
--------------------------------------------------------------
1 Year                            7.79          9.84
--------------------------------------------------------------
5 Years                           9.21         10.76
--------------------------------------------------------------
Since Inception 12/31/92-         7.34          6.78
--------------------------------------------------------------

* Past performance is no guarantee of future results. The Trust's share price and investment return will vary so that an investor's shares may be worth more or less than their original cost. NAV and market price returns for periods of less than one year have not been annualized. NAV return assumes, for illustration only, that dividends were reinvested at the net asset value on the ex-dividend date. Returns do not reflect any commissions and are not representative of the performance of an individual investment.

** Lipper U.S. Mortgage Term Trust Median. Lipper Peer Group data calculated by Lipper, Inc.; used with permission. Lipper total return methodology compares a fund's NAV (or market price in the case of market price returns) at the beginning and end of a period, with the result being expressed as a percent change of the beginning net asset value (or market price). The new asset value (or market price) is adjusted to reflect the compounding effect of reinvesting income dividends as well as capital gains distributions, if any. Distributions are reinvested on the ex-dividend date at the ex-dividend NAV (or market price on the pay date). Lipper total returns do not reflect any commissions. The Lipper Median is the return of the fund that places in the middle of the peer group.

-    Inception for the Trust is December 31, 1992.


SHARE PRICE, DIVIDEND AND YIELD, 5/31/02
-----------------------------------------------------------------
Market Price                                             $ 14.68
-----------------------------------------------------------------
Net Asset Value                                          $ 14.74
-----------------------------------------------------------------
12-Month Dividend                                        $  0.710
-----------------------------------------------------------------
May 2002 Dividend*                                       $  0.025
-----------------------------------------------------------------
Market Yield                                               2.04  %
-----------------------------------------------------------------
NAV Yield                                                  2.04  %
-----------------------------------------------------------------
IPO Yield                                                  2.00  %
-----------------------------------------------------------------

     Market yield is calculated by multiplying the May distribution by 12 and dividing by the month-end market price. NAV yield is calculated by multiplying the May distribution by 12 and dividing by the month-end net asset value. IPO yield is calculated by multiplying the May distribution by 12 and dividing by the initial public offering price. Prices and yields will vary.

*    In June 2002, the Trust's dividend was lowered to $0.020 per share.

--------------------------------------------------------------------------------
2                                                   UBS Global Asset Management

2002 TARGET TERM TRUST INC.



PERFORMANCE ATTRIBUTION

The 2002 Target Term Trust Portfolio, which is comprised largely of high quality Mortgage-Backed Securities (MBS), generated solid absolute returns during the six-month reporting period. The Trust also performed well compared to its benchmark, a U.S. Treasury Note that matures on August 15, 2002. The Trust's MBS performed well during the period, due to narrower swap spreads and strong bank demand for MBS products.

PORTFOLIO HIGHLIGHTS

The Trust seeks to add incremental return through sector allocation and security selection, primarily within the mortgage market. During the period, the Trust favored 15-year mortgage pass-throughs and short CMO sequentials. Within the pass-through market, the Trust emphasized 15-year issues over their 30-year counterparts, as these shorter maturity issues were less susceptible to pre-payment risk.

PORTFOLIO STATISTICS

CHARACTERISTICS*                         5/31/02                                             11/30/01
-------------------------------------------------------------------------------------------------------
Net Assets (mm)                          $ 112.7                                              $ 111.8
-------------------------------------------------------------------------------------------------------
Weighted Avg Maturity                       1.18 yrs                                         3.10 yrs
-------------------------------------------------------------------------------------------------------
Weighted Avg Duration                       0.18 yrs                                         0.73 yrs
-------------------------------------------------------------------------------------------------------
Weighted Avg Coupon                         4.14%                                                6.83%
-------------------------------------------------------------------------------------------------------
Net Leverage                                 0.0%                                                 1.0%
-------------------------------------------------------------------------------------------------------
Average Credit Quality                       AAA                                                  AAA
-------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION*                       5/31/02                                             11/30/01
-------------------------------------------------------------------------------------------------------
Repurchase Agreements                       43.1%     Mortgage Pass-Throughs                     63.3%
-------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations         26.0      Collateralized Mortgage Obligations        32.4
-------------------------------------------------------------------------------------------------------
Mortgage Pass-Throughs                      14.2      Adjustable Rate Mortgages                   6.0
-------------------------------------------------------------------------------------------------------
Adjustable Rate Mortgages                    3.7      Asset-Backed Securities                     2.6
-------------------------------------------------------------------------------------------------------
Asset-Backed Securities                      1.6      Repurchase Agreements                       2.0
-------------------------------------------------------------------------------------------------------
Other Assets in Excess of Liabilities       11.4      Liabilities in Excess of Other Assets      -6.3
-------------------------------------------------------------------------------------------------------
Total                                      100.0%     Total                                     100.0%
-------------------------------------------------------------------------------------------------------

* Weightings represent percentages of net assets as of the dates indicated. The Trust's portfolio is actively managed and its composition will vary over time.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                  3

2002 TARGET TERM TRUST INC.



OUTLOOK

Solid domestic sales growth, underpinned by strong consumer expectations and business confidence, suggest that the economic rebound will be sustained and boosted as the year progresses. Firm signs of a recovery overseas, especially in Europe and non-Japan Asia (but also increasingly in Japan), also provide a supportive backdrop for a recovery in the U.S.

In normal cyclical fashion, the manager anticipates seeing increased signs of worsening producer inflation expectations, indicated by sharply rising purchasing managers' price indices in the U.S., Europe, and the UK. The manager expects these signs to introduce a note of caution in policy setting, and, as economic activity firms, worsening inflation expectations imply tighter monetary policy. As such, the manager believes that the Federal Reserve Board will move to tighten interest rates and begin to normalize policy towards the end of 2002 or early 2003.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For more information on the UBS Funds(1), please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Brian M. Storms

Brian M. Storms
President
2002 Target Term Trust
UBS Global Asset Management (US) Inc.

Jonathan Beinner
Chief Investment Officer Fixed Income
Goldman Sachs Funds Management, L.P.

This letter is intended to assist shareholders in understanding how the Trust performed during the six months ended May 31, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.


(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------
4                                                   UBS Global Asset Management

2002 TARGET TERM TRUST INC.

PORTFOLIO OF INVESTMENTS - MAY 31, 2002 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                 MATURITY      INTEREST
  (000)                                                                   DATES        RATES         VALUE
--------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTAGE
  ASSOCIATION CERTIFICATES-3.05%
                                                                        06/15/23 to
$ 2,934       GNMA                                                      05/15/24        6.500%    $ 3,008,137
--------------------------------------------------------------------------------------------------------------
      81      GNMA                                                      06/15/31        7.000          83,861
--------------------------------------------------------------------------------------------------------------
                                                                        01/15/10 to
     328      GNMA                                                      07/15/12        8.500         349,931
--------------------------------------------------------------------------------------------------------------
Total Government National Mortgage Association
 Certificates (cost-$3,269,790)                                                                     3,441,929
--------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE
  CORPORATION CERTIFICATES-5.97%
   1,720      FHLMC                                                     12/01/13        6.000       1,743,772
--------------------------------------------------------------------------------------------------------------
                                                                        10/01/07 to
   3,737      FHLMC                                                     08/01/10        6.500       3,907,410
--------------------------------------------------------------------------------------------------------------
   1,048      FHLMC ARM                                                 08/01/19        5.865       1,078,293
--------------------------------------------------------------------------------------------------------------
Total Federal Home Loan Mortgage Corporation
 Certificates (cost-$6,604,687)                                                                     6,729,475
--------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  CERTIFICATES-8.92%
                                                                        12/01/13 to
   5,641      FNMA                                                      08/01/18        6.000       5,759,254
--------------------------------------------------------------------------------------------------------------
   1,111      FNMA                                                      05/01/29        6.500       1,132,178
--------------------------------------------------------------------------------------------------------------
   1,513      FNMA ARM                                                  01/01/25        5.182       1,555,619
--------------------------------------------------------------------------------------------------------------
   1,564      FNMA ARM +                                                01/01/21        6.122       1,609,802
--------------------------------------------------------------------------------------------------------------
Total Federal National Mortgage Association Certificates
 (cost-$10,001,656)                                                                                10,056,853
--------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS-25.15%
   1,450      FHLMC, Series 164, Class B2, B3, B9 & B11                 07/15/21        9.500       1,537,016
--------------------------------------------------------------------------------------------------------------
     456      FHLMC, Series 1458, Class H                               10/15/06        7.000         457,021
--------------------------------------------------------------------------------------------------------------
   1,355      FHLMC, Series 1618, Class F                               11/15/08        4.610*      1,375,958
--------------------------------------------------------------------------------------------------------------
     737      FNMA REMIC, Series 1988-12, Class A                       02/25/18       10.000         836,839
--------------------------------------------------------------------------------------------------------------
   1,871      GNMA REMIC, Series 2001-62, Class SB                      11/16/27       19.175++     1,984,823
--------------------------------------------------------------------------------------------------------------
     691      Citicorp Mortgage Securities, Inc.,
                Series 1994-6, Class A4                                 03/25/09        5.750         700,772
--------------------------------------------------------------------------------------------------------------
   5,781      Countrywide Funding Corp.,
                Series 1993-2, Class A5A                                10/25/08        6.500       5,894,449
--------------------------------------------------------------------------------------------------------------
   3,770      Countrywide Mortgage Backed Securities, Inc.,
                Series 1994-B, Class A7                                 02/25/09        2.740*      3,787,053
--------------------------------------------------------------------------------------------------------------
     825      First Boston Mortgage Securities Corp.,
                Series 1993-1A, Class 1A                                04/25/06        7.370*        825,193
--------------------------------------------------------------------------------------------------------------
   6,308      Housing Securities, Inc.,
                Series 1994-1, Class A13                                03/25/09        6.500       6,434,379
--------------------------------------------------------------------------------------------------------------
   3,878      Residential Funding Mortgage Securities, Inc.,
                Series 1994-S1, Class A13                               01/25/24        3.080*      3,942,973
--------------------------------------------------------------------------------------------------------------
     579      Salomon Brothers Mortgage Securities VII,
                Series 1994-20, Class A                                 12/25/24        7.010*        578,700
--------------------------------------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations
 (cost-$27,557,444)                                                                                28,355,176
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
UBS Global Asset Management                                                  5

2002 TARGET TERM TRUST INC.

PORTFOLIO OF INVESTMENTS - MAY 31, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                MATURITY       INTEREST
  (000)                                                                 DATES          RATES          VALUE
----------------------------------------------------------------------------------------------------------------
STRIPPED COLLATERALIZED MORTGAGE
  OBLIGATIONS-0.82%
$   719       FNMA REMIC Trust, Series 151, Class 2 ***                07/25/22         9.500%     $    207,594
----------------------------------------------------------------------------------------------------------------
     602      FNMA REMIC Trust, Series 1991-G-35,
                Class N **                                             10/25/21         7.557(1)        502,306
----------------------------------------------------------------------------------------------------------------
       2      Structured Asset Securities Corp.,
                Series 1992-M1, Class A3 ***                           11/25/07        11.000(1)        189,531
----------------------------------------------------------------------------------------------------------------
       2      Structured Asset Securities Corp.,
                Series 1992-M1, Class A4 ***                           11/25/07        11.000(1)         24,508
----------------------------------------------------------------------------------------------------------------
Total Stripped Collateralized Mortgage Obligations
 (cost-$1,457,012)                                                                                      923,939
----------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-1.56%
     464      ABFS Equipment Contract Trust,
                Series 1999-A, Class A3                                12/15/03         6.650           470,271
----------------------------------------------------------------------------------------------------------------
   1,208      Mid-State Trust IV, Series 4, Class A                    04/01/30         8.330         1,291,617
----------------------------------------------------------------------------------------------------------------
Total Asset-Backed Securities (cost-$1,728,269)                                                       1,761,888
----------------------------------------------------------------------------------------------------------------
Total Long-Term Debt Securities (cost-$50,618,858)                                                   51,269,260
----------------------------------------------------------------------------------------------------------------
Repurchase Agreement-43.11%
  48,600      Repurchase Agreement dated 05/31/02 with
                State Street Bank & Trust Co., collateralized
                by $41,675,000 U.S. Treasury Bonds,
                7.250%, due 08/15/22; (value-
                $50,059,385); proceeds: $48,607,169
                $48,600,000)                                           06/03/02         1.770        48,600,000
----------------------------------------------------------------------------------------------------------------
Total Investments (cost-$99,218,858)-88.58%                                                          99,869,260
----------------------------------------------------------------------------------------------------------------
Other assets in excess of liabilities-11.42%                                                         12,876,775
----------------------------------------------------------------------------------------------------------------
Net Assets-100.00%                                                                                 $112,746,035
----------------------------------------------------------------------------------------------------------------

* Floating Rate Securities. The interest rate shown is the current rate as of May 31, 2002.

** Principal Only Security. This security entitles the holder to receive principal payments from an underlying pool of mortgages. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return the principal more slowly than expected and cause the yield to decrease.

*** Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

+ Entire or partial principal amount pledged as collateral for futures transactions.

++ Inverse Floating Rate Security. Interest rate adjusts at periodic intervals according to a formula which sets inversely with a market level interest rate index. The interest rate shown is the current rate as of May 31, 2002.

ARM Adjustable Rate Mortgage Security-The interest rate shown is the current rate at May 31, 2002.

REMIC  Real Estate Mortgage Investment Conduit.

(1)    Interest rate represents the annualized yield at date of purchase.




--------------------------------------------------------------------------------
6                                                   UBS Global Asset Management

2002 TARGET TERM TRUST INC.

PORTFOLIO OF INVESTMENTS - MAY 31, 2002 (UNAUDITED)

                                                                                  UNREALIZED
NUMBER OF                                      IN EXCHANGE      EXPIRATION      APPRECIATION
CONTRACTS                                          FOR            DATES       (DEPRECIATION)
--------------------------------------------------------------------------------------------
Futures Contracts
             Contracts to Deliver-2 year
     20        United States Treasury Notes    $ 4,163,125    September 2002     $  (10,433)
--------------------------------------------------------------------------------------------
             Contracts to Deliver-5 year
     93        United States Treasury Notes      9,969,891       June 2002         (251,407)
--------------------------------------------------------------------------------------------
             Contracts to Deliver-5 year
     22        United States Treasury Notes      2,329,250    September 2002        (22,718)
--------------------------------------------------------------------------------------------
             Contracts to Deliver-10 year
     47        United States Treasury Notes      4,948,219    September 2002        (35,852)
--------------------------------------------------------------------------------------------
             Contracts to Receive-
     83        Eurodollar  Futures              20,350,044       June 2002          303,409
--------------------------------------------------------------------------------------------
                                                                                 $  (17,001)
--------------------------------------------------------------------------------------------













                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                  7

2002 TARGET TERM TRUST INC.

STATEMENT OF ASSETS AND LIABILITIES - MAY 31, 2002 (UNAUDITED)

ASSETS:
Investment in securities, at value (cost-$50,618,858)                          $  51,269,260
--------------------------------------------------------------------------------------------
Repurchase Agreement, at value (cost-$48,600,000)                                 48,600,000
--------------------------------------------------------------------------------------------
Cash                                                                                  52,057
--------------------------------------------------------------------------------------------
Receivable for investments sold                                                   26,948,302
--------------------------------------------------------------------------------------------
Interest receivable                                                                  320,945
--------------------------------------------------------------------------------------------
Variation margin receivable on futures contracts                                      11,859
--------------------------------------------------------------------------------------------
Other assets                                                                          35,068
--------------------------------------------------------------------------------------------
Total assets                                                                     127,237,491
--------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                                 14,171,641
--------------------------------------------------------------------------------------------
Payable to investment advisor and administrator                                       67,070
--------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                               252,745
--------------------------------------------------------------------------------------------
Total liabilities                                                                 14,491,456
--------------------------------------------------------------------------------------------
NET ASSETS:
Capital stock-$0.001 par value; 200,000,000 shares authorized;
  7,650,667 shares issued and outstanding                                        110,939,300
--------------------------------------------------------------------------------------------
Undistributed net investment income                                                8,629,118
--------------------------------------------------------------------------------------------
Accumulated net realized losses from investments and futures transactions         (7,455,784)
--------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures                               633,401
--------------------------------------------------------------------------------------------
Net assets                                                                     $ 112,746,035
--------------------------------------------------------------------------------------------
Net asset value per share                                                      $       14.74
--------------------------------------------------------------------------------------------









                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

2002 TARGET TERM TRUST INC.

STATEMENT OF OPERATIONS

                                                                      FOR THE SIX
                                                                     MONTHS ENDED
                                                                     MAY 31, 2002
                                                                      (UNAUDITED)
---------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                            $ 3,131,620
---------------------------------------------------------------------------------
EXPENSES:
  Investment advisory and administration fees                           391,915
---------------------------------------------------------------------------------
  Custody and accounting                                                 33,593
---------------------------------------------------------------------------------
  Reports and notices to shareholders                                    10,958
---------------------------------------------------------------------------------
  Professional fees                                                       8,707
---------------------------------------------------------------------------------
  Transfer agency fees                                                    7,338
---------------------------------------------------------------------------------
  Directors' fees                                                         2,010
---------------------------------------------------------------------------------
  Other expenses                                                          1,028
---------------------------------------------------------------------------------
                                                                        455,549
---------------------------------------------------------------------------------
Net investment income                                                 2,676,071
---------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains (losses) from:
---------------------------------------------------------------------------------
  Investment transactions                                              (137,486)
---------------------------------------------------------------------------------
  Futures transactions                                                   60,876
---------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
---------------------------------------------------------------------------------
  Investments                                                            32,153
---------------------------------------------------------------------------------
  Futures                                                              (333,234)
---------------------------------------------------------------------------------
Net realized and unrealized losses from investment activities          (377,691)
---------------------------------------------------------------------------------
Net increase in net assets resulting from operations                $ 2,298,380
---------------------------------------------------------------------------------












                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                  9

2002 TARGET TERM TRUST INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                            FOR THE SIX
                                                            MONTHS ENDED               FOR THE
                                                            MAY 31, 2001            YEAR ENDED
                                                             (UNAUDITED)     NOVEMBER 30, 2001
-------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                       $   2,676,071       $  6,187,544
-------------------------------------------------------------------------------------------------
Net realized gains (losses) from investment and futures
  transactions                                                    (76,610)           763,931
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
  investments and futures                                        (301,081)         1,377,430
-------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations            2,298,380          8,328,905
-------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                          (1,377,120)        (7,041,149)
-------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS:
Cost of shares repurchased                                             --           (380,335)
-------------------------------------------------------------------------------------------------
Net increase in net assets                                        921,260            907,421
-------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                           111,824,775        110,917,354
-------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
  income of $8,629,118 and $7,330,167, respectively)        $ 112,746,035       $111,824,775
-------------------------------------------------------------------------------------------------









                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
10                                                  UBS Global Asset Management

2002 TARGET TERM TRUST INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

2002 Target Term Trust Inc. (the "Trust") was incorporated in Maryland on October 16, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The Trust's investment objective is to manage a portfolio of high quality fixed-income and adjustable rate securities in order to return $15.00 per share (the initial public offering price) to investors on or about November 30, 2002, while providing high monthly income. It is uncertain that the Trust will be able to return a full $15.00 to investors when the Trust is expected to terminate on or about November 30, 2002.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Trust management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Trust calculates its net asset value based on the current market value, where available, for its portfolio securities. The Trust normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the advisor of the Trust, or by Goldman Sachs Funds Management, L.P. ("Goldman Sachs"), a limited partnership indirectly controlled by Goldman Sachs Group L.P., the sub-advisor of the Trust. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the


--------------------------------------------------------------------------------
UBS Global Asset Management                                                 11

2002 TARGET TERM TRUST INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Trust's custodian.

REPURCHASE AGREEMENTS--The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

FUTURES CONTRACTS--Upon entering into a financial futures contract, the Trust is required to pledge to a broker an amount of cash and/or U.S. Government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Trust each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss.

Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Trust primarily uses financial futures contracts for hedging purposes as well as to manage the average duration of the Trust's portfolio and not for leverage. However, imperfect correlations between futures contracts and the portfolio securities being hedged, or market disruptions, normally do not permit full control of these risks at all times.

REVERSE REPURCHASE AGREEMENTS--The Trust enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by, and under the direction of, the Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it establishes


--------------------------------------------------------------------------------
12                                                  UBS Global Asset Management

2002 TARGET TERM TRUST INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


and maintains a segregated account with the Trust's custodian containing liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. For the six months ended May 31, 2002, the Trust did not engage in reverse repurchase agreement transactions.

DOLLAR ROLLS--The Trust may enter into transactions in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date (the "roll period"). During the roll period, the Trust forgoes principal and interest paid on the securities. The Trust is compensated by the interest earned on the cash proceeds of the initial sale and by fee income or a lower repurchase price.

SHORT SALES "AGAINST THE BOX"--The Trust may engage in short sales of securities it owns (short sales "against the box"). To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of the Trust, and the Trust is obligated to replace the securities borrowed at a date in the future. When the Trust sells short, it establishes a margin account with the broker effecting the short sale, and deposits collateral with the broker. In addition, the Trust maintains with its custodian, in a segregated account, the securities that could be used to cover the short sale. The Trust will incur transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box.

The Trust might make a short sale "against the box" in order to hedge against market risks when UBS Global AM or Goldman Sachs believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the Trust. In such case, any loss in the Trust's long position during the short sale should be reduced by a corresponding gain in the short position. Conversely, any gain in the long position during the short sale should be reduced by a corresponding loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of securities the Trust owns either directly or indirectly.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                 13

2002 TARGET TERM TRUST INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


On or about November 30, 2002, the Trust will liquidate its assets and will declare and make a termination distribution to its shareholders in an aggregate amount equal to the net proceeds of such liquidation after payment of the Trust's expenses and liabilities, including amounts on any outstanding borrowings by the Trust.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities, including mortgage- and asset-backed securities, held by the Trust to meet their obligations may be affected by economic developments, including those particular to a specific issuer, industry or region. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayments.

INVESTMENT ADVISOR AND ADMINISTRATOR, SUB-ADVISOR

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global AM. In accordance with the Advisory Contract, the Trust pays UBS Global AM an investment advisory fee and an administration fee, each accrued weekly and paid monthly, at an annual rate of 0.50% and 0.20%, respectively, of the Trust's average weekly net assets. At May 31, 2002, the Trust owed UBS Global AM $67,070 in investment advisory and administration fees.

Under a separate contract with UBS Global AM ("Sub-Advisory Contract"), Goldman Sachs serves as the Trust's Sub-Advisor. Under the Sub-Advisory Contract, UBS Global AM (not the Trust) will pay the Sub-Advisor a fee, accrued weekly and paid monthly, in an amount equal to one-half of the investment advisory fee received by UBS Global AM from the Trust.

CAPITAL STOCK

There are 200,000,000 shares of $0.001 par value common stock authorized and 7,650,667 shares outstanding at May 31, 2002. For the six months ended May 31, 2002, the Trust did not repurchase any common stock. For the year ended November 30, 2001, the Trust repurchased 26,500 shares of common stock at an average market price of $14.29 and a weighted average discount from net asset value of 2.28%.

For the period July 10, 1995 (commencement of repurchase program) through May 31, 2002, the Trust repurchased 3,106,000 shares of its common stock at an average market price per share of $12.63 and a weighted average discount from net asset value of 11.05%. At May 31, 2002, paid-in-capital is net the cost of $39,402,000 of capital stock reacquired.


--------------------------------------------------------------------------------
14                                                  UBS Global Asset Management

2002 TARGET TERM TRUST INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


FEDERAL TAX STATUS

For federal income tax purposes, the cost of securities owned at May 31, 2002 was substantially the same as the cost of securities for financial statement purposes.

At May 31, 2002, the components of net unrealized appreciation of investments were as follows:

  Gross appreciation (from investments having an excess of value over cost)     $1,348,009
------------------------------------------------------------------------------------------
  Gross depreciation (from investments having an excess of cost over value)      (697,607)
------------------------------------------------------------------------------------------
  Net unrealized appreciation of investments                                    $ 650,402
==========================================================================================

For the six months ended May 31, 2002, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $233,648,962 and $298,516,010, respectively.

The Trust intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute sufficient amounts of its taxable income to shareholders. Accordingly, no provision for federal income taxes is required. As part of the Trust's investment objective to return $15.00 per share to investors on or about November 30, 2002, the Trust intends to retain a portion of its taxable income and will pay any applicable federal excise tax.

At November 30, 2001, the Trust had a net capital loss carryforward of $7,054,347. The loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire on or about November 30, 2002 or the liquidation of the Trust. To the extent that such losses are used to offset future net realized capital gains as provided in the regulations, it is probable that the gains will not be distributed.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                 15

2002 TARGET TERM TRUST

FINANCIAL HIGHLIGHTS


Selected data for a share of common stock outstanding throughout each period is presented below:

                                     FOR THE
                                   SIX MONTHS
                                      ENDED                           FOR THE YEARS ENDED NOVEMBER 30,
                                  MAY 31, 2002  ----------------------------------------------------------------------------
                                   (UNAUDITED)        2001             2000           1999           1998          1997
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD               $  14.62        $  14.45          $  14.44       $  15.19       $  15.02       $ 14.88
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                   0.35            0.81              0.89           0.99           1.02          1.06
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
  gains (losses) from
  investments and futures
  transactions                         (0.05)           0.28              0.03          (0.88)          0.01         (0.08)
-----------------------------------------------------------------------------------------------------------------------------
Net increase from investment
  operations                            0.30            1.09              0.92           0.11           1.03          0.98
-----------------------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                    (0.18)          (0.92)            (0.92)         (0.86)         (0.86)        (0.86)
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net asset value
  resulting from repurchase
  of common stock                          -            0.00 (a)          0.01              -              -          0.02
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                     $  14.74        $  14.62          $  14.45        $ 14.44        $ 15.19       $ 15.02
-----------------------------------------------------------------------------------------------------------------------------
MARKET VALUE,
  END OF PERIOD                     $  14.68        $  14.54          $  13.94        $ 13.56        $ 14.13       $ 13.63
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN 1               2.22%          11.18%             9.97%          2.07%         10.23%        15.23%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (000's)             $112,746        $111,825          $110,917       $112,703       $118,563      $117,213
-----------------------------------------------------------------------------------------------------------------------------
Expenses to average net
  assets, including interest
  expense, if any                       0.81%*          1.20%             1.47%          2.30%          2.97%         3.36%
-----------------------------------------------------------------------------------------------------------------------------
Expenses to average net
  assets, excluding interest
  expense, if any                       0.81%*          1.20%             1.21%          1.24%          1.18%         1.11%
-----------------------------------------------------------------------------------------------------------------------------
Net investment income to
  average net assets                    4.78%*          5.52%             6.12%          6.67%          6.68%         7.13%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  236%            375%               90%            63%            86%           64%
-----------------------------------------------------------------------------------------------------------------------------
Asset coverage ++                  $       -        $      -          $      -       $  8,097       $  4,334      $  3,521
-----------------------------------------------------------------------------------------------------------------------------

*    Annualized.

++   Per $1,000 of reverse repurchase agreements outstanding.

(a)  Represents less than $0.005 per share.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported and assuming reinvestment of dividends at prices obtained under the Trust's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions and are not annualized for the period less than one year.


--------------------------------------------------------------------------------
16                                                  UBS Global Asset Management

2002 TARGET TERM TRUST INC.

GENERAL INFORMATION (UNAUDITED)


THE TRUST

2002 Target Term Trust Inc. (the "Trust") is a diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Trust's investment objective is to manage a portfolio of high quality fixed-income and adjustable rate securities in order to return $15.00 per share (the initial public offering price) to investors on or about November 30, 2002, while providing high monthly income. The Trust's investment advisor and administrator is UBS Global Asset Management (US) Inc., an indirect wholly owned asset management subsidiary of UBS AG, which had over $73.6 billion in assets under management as of June 30, 2002. Goldman Sachs Funds Management, L.P. is sub-advisor to the Trust.


SHAREHOLDER INFORMATION

The Trust's NYSE trading symbol is "TTR." Comparative net asset value and market price information about the Trust is published weekly in The Wall Street Journal, The New York Times and Barron's, as well as in numerous other publications.

An annual meeting of shareholders of the Trust was held on March 21, 2002. At the meeting, Margo N. Alexander, Richard Q. Armstrong, David J. Beaubien, E. Garrett Bewkes, Jr., Richard R. Burt, Meyer Feldberg, George W. Gowen, William
W. Hewitt, Jr., Morton L. Janklow, Frederic V. Malek, Carl W. Schafer and William D. White were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified. Shares voted at the meeting represented 91% of the outstanding shares of common stock of the Trust entitled to vote at the meeting and constituted a quorum for the conduct of business at the meeting. The following shares were voted for the proposal indicated below:


PROPOSAL 1

                                                          SHARES       SHARES     SHARES
TO ELECT TWELVE MEMBERS OF ITS BOARD OF DIRECTORS:      VOTED FOR     AGAINST     ABSTAIN
--------------------------------------------------      ---------     -------     -------
Margo N. Alexander                                      6,867,204        0        106,556
Richard Q. Armstrong                                    6,865,441        0        108,319
David J. Beaubien                                       6,863,429        0        110,331
E. Garrett Bewkes, Jr.                                  6,863,675        0        110,085
Richard R. Burt                                         6,864,245        0        109,515
Meyer Feldberg                                          6,863,753        0        110,007
George W. Gowen                                         6,863,677        0        110,083
William W. Hewitt, Jr.                                  6,863,677        0        110,083
Morton L. Janklow                                       6,860,611        0        113,149
Frederick V. Malek                                      6,863,275        0        110,485
Carl W. Schafer                                         6,863,729        0        110,031
William D. White                                        6,864,234        0        109,526


--------------------------------------------------------------------------------
UBS Global Asset Management                                                 17

2002 TARGET TERM TRUST INC.

GENERAL INFORMATION (UNAUDITED)


DIVIDEND REINVESTMENT PLAN

The Trust's Board has established a Dividend Reinvestment Plan (the "Plan") under which all shareholders whose shares are registered in their own names, or in the name of UBS PaineWebber, Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares, unless such shareholders elect to receive cash. Shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Trust's transfer agent and should include the shareholder's name and address as they appear on that share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Trust will not issue any new shares in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions are paid by the Trust. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan may also be amended or terminated by the transfer agent by at least 30 days written notice to all Plan


--------------------------------------------------------------------------------
18                                                  UBS Global Asset Management

2002 TARGET TERM TRUST INC.

GENERAL INFORMATION (UNAUDITED)


participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 8030, Boston, Massachusetts 02266-8030. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331-1710.



























--------------------------------------------------------------------------------
UBS Global Asset Management                                                 19

                 (This page has been left blank intentionally.)

DIRECTORS

E. Garrett Bewkes, Jr.              George W. Gowen
Chairman
                                    William W. Hewitt, Jr.
Margo N. Alexander
                                    Morton L. Janklow
Richard Q. Armstrong
                                    Frederic V. Malek
David J. Beaubien
                                    Carl W. Schafer
Richard R. Burt
                                    William D. White
Meyer Feldberg




PRINCIPAL OFFICERS

Brian M. Storms                     Paul H. Schubert
President                           Vice President and Treasurer

Amy R. Doberman
Vice President and Secretary


INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019




The financial information included herein is taken from the records of the Trust without examination by independent auditors who do not express an opinion thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Trust may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Trust for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Trust or of any securities mentioned in this report.

[UBS LOGO]                                                     [GRAPHIC OMITTED]
UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, NY 10019